COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 COMMITMENTS AND CONTINGENCIES

The Company is subject to various claims, legal actions, and regulatory proceedings arising in the ordinary course of business. In the opinion of management, after consultation with legal counsel, the ultimate resolution of these matters is not expected to have a material adverse effect on the Company’s financial position, results of operations, or cash flows.

Joint-Venture Agreement with RelyEZ Energy Group

On April 20, 2025, the Company’s wholly-owned subsidiary, Emergen Energy, LLC, executed a definitive agreement with RelyEZ Energy Group to form a joint venture to develop, construct and operate up to 2 GW of utility-scale battery-energy-storage projects (2- to 4-hour BESS) in the United States through 2027.

Ownership and economics. Until project refinancing, each project SPV will be owned 80 percent by RelyEZ and 20 percent by Emergen. After refinancing, the Company may repurchase RelyEZ’s interest at cost plus a 12 percent annual return.

Capital commitments. RelyEZ has committed up to $50 million, including an initial $10 million funding within ten days of closing.  Emergen will contribute up to $12.5 million on a 20 percent pro-rata basis after RelyEZ’s first $10 million is funded. This mezzanine capital will be used to advance long-lead items and qualifying the BESS projects for permanent debt financing. The capital commitment described above represents the Company’s maximum exposure to loss with respect to the JV.

On August 11, 2025, RelyEZ completed the $10 million funding as required by the definitive agreement to the Joint Venture which satisfies the closing conditions of the definitive agreement. No capital call to the Company was issued or due as of September 30, 2025, and the Company made no contributions (cash or project rights) during the quarter.

Management assessed the joint venture and determined it is a variable‑interest entity (VIE) and that the Company is not the primary beneficiary; therefore, the JV is not consolidated under ASC 810. As of September 30, 2025, the Company had no recognized interests related to the JV (carrying amount of $0). The Company did not provide financial support to the JV during the quarter beyond the commitments described above.

Joint-Venture Agreement Letter of Agreement with Cox Energy Group

On August 11, 2025, the Company’s wholly-owned subsidiary, Emergen Energy, LLC, executed a letter of agreement (LOA) with Cox Energy Group (operating from Madrid, Spain) to form a joint venture to develop, construct and operate up to 1 GW of utility-scale battery-energy-storage projects in the United States to reach ready-to-build status during calendar years 2025 and 2026.

Ownership and economics. Until project refinancing, it is anticipated that each project entity will be owned 75 percent by Cox and 25 percent by Emergen. After refinancing, it is expected that Cox will maintain at least 51% equity ownership.

Capital commitments. Cox has agreed to an initial capital commitment of $10 million to fund pre-construction and early-stage construction activities. The Cox JV agreement allows for a total of up to $200 million of equity financing if the parties mutually agree on project-acceptance terms. This capital will serve as the equity component (typically 10 - 20%) required for permanent debt financing.

As of September 30, 2025, the Company’s only arrangement with Cox is a Letter of Agreement (LOA). No JV has been formed with Cox, no development rights were transferred to Cox, and the Company did not receive consideration from Cox during the quarter. The LOA is executory and did not require recognition as of the balance‑sheet date. The Company will reassess if and when a definitive agreement is executed, a JV is formed, consideration is received by the Company, or project rights are transferred.

NOTE 12 COMMITMENTS AND CONTINGENCIES

The Company is subject to various claims, legal actions, and regulatory proceedings arising in the ordinary course of business. In the opinion of management, after consultation with legal counsel, the ultimate resolution of these matters is not expected to have a material adverse effect on the Company’s financial position, results of operations, or cash flows.